Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2019
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	Lesser of useful life or remaining lease term
Machinery and Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	2 years
Machinery and Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	8 years
Furniture and Fixtures | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Furniture and Fixtures | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Computers | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	1 year
Computers | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Office Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Office Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Software | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Software | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years